UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2008
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Harrington Investments Incorporated
Address:  	1001 Second Street, Suite 325
            	Napa, California 94559

Form 13F File Number:
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John C. Harrington
Title:    President/CEO
Phone:    (707) 252 6166

Signature, Place, and Date of Signing:

/S/John C. Harrington	                    Napa, CA 94559           12/31/06
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                          -----------------
Form 13F Information Table Entry Total:          87
                                          -----------------
Form 13F Information Table Value Total:   $      71665
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number            Name

       --------            ----------------------          --------------
[Repeat as necessary.]


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

                                                       SUMMARY TABLE
                                                       31-Mar-07
                                                                                                       VOTING
NAME OF ISSUER                 TITLE          CUSIP      VALUE   SHARES/ SH/ PUT/ INVESTMT  OTHER      AUTHORITY
                               OF CLASS                  x$1000) PRN AMT PRN CALL DSCRETN   MANAGERS   SOLE
3M CO                          COM            88579Y101  301     4400    SH       SOLE       N/A       4400
AIR PRODUCTS & CHEMICALS       COM            009158106  614     8960    SH       SOLE       N/A       8960
AMGEN INC                      COM            031162100  219     3700    SH       SOLE       N/A       3700
APPLE COMPUTER INC             COM            037833100  1421    12500   SH       SOLE       N/A       12500
APPLIED MATLS INC              COM            038222105  254     16800   SH       SOLE       N/A       16800
AT&T INC                       COM            00206R102  1482    53089   SH       SOLE       N/A       53089
BALLARD PWR SYS INC            COM            05858H104  7       2000    SH       SOLE       N/A       2000
BANK OF AMERICA CORPORATION    COM            060505104  38      1098    SH       SOLE       N/A       1098
BERKSHIRE HATHAWAY INC DEL     CL B           084670207  40      9       SH       SOLE       N/A       9
BP PLC                         SPONSORED ADR  055622104  18      350     SH       SOLE       N/A       350
CHESAPEAKE ENERGY CORP         COM            165167107  1560    43500   SH       SOLE       N/A       43500
CHUBB CORP                     COM            171232101  2180    39700   SH       SOLE       N/A       39700
CISCO SYS INC                  COM            17275R102  893     39600   SH       SOLE       N/A       39600
CITIGROUP INC                  COM            172967101  11      533     SH       SOLE       N/A       533
CONSOLIDATED EDISON            COM            209115104  71      1650    SH       SOLE       N/A       1650
CURRENCY SHARES EURO TR        EURO SHS       23130C108  923     6550    SH       SOLE       N/A       6550
CORNING INC                    COM            219350105  811     51875   SH       SOLE       N/A       51875
CYPRESS SEMICONDUCTOR          COM            232806109  377     72200   SH       SOLE       N/A       72200
DEVON ENERGY CORP NEW          COM            25179M103  3469    38034   SH       SOLE       N/A       38034
DISNEY WALT CO                 COM DISNEY     254687106  91      2973    SH       SOLE       N/A       2973
ECOLAB INC                     COM            278865100  1060    21850   SH       SOLE       N/A       21850
ELAN CORPORATION PLC           COM            284131208  3       300     SH       SOLE       N/A       300
EMERSON ELEC CO                COM            291011104  2465    60430   SH       SOLE       N/A       60430
ENERGEN CORP                   COM            29265N108  1795    39635   SH       SOLE       N/A       39635
EXXON MOBIL CORP               COM            30231G102  23      300     SH       SOLE       N/A       300
FIRST SOLAR                    COM            336433107  19      100     SH       SOLE       N/A       100
FRESENIUS MED CARE AG & CO KGA SPONSORED ADR  358029106  1048    20175   SH       SOLE       N/A       20175
FUEL TECH INC                  COM            359523107  767     42400   SH       SOLE       N/A       42400
GENENTECH                      COM            368710406  89      1000    SH       SOLE       N/A       1000
GILEAD SCIENCE                 COM            375558103  1353    29650   SH       SOLE       N/A       29650
GOOGLE, INC.                   COM            38259P508  1264    3155    SH       SOLE       N/A       3155
GRANITE CONSTRUCTION INC       COM            387328107  74      2075    SH       SOLE       N/A       2075
HARLEY DAVIDSON INC            COM            412822108  41      1100    SH       SOLE       N/A       1100
HEALTH CARE PPTY INVS INC      COM            421915109  2204    54925   SH       SOLE       N/A       54925
HEINZ H J INC                  COM            423074103  2679    53610   SH       SOLE       N/A       53610
HERSHEY CO                     COM            427866108  69      1752    SH       SOLE       N/A       1752
HONDA MOTOR LTD                AMERN SHS      438128308  909     30200   SH       SOLE       N/A       30200
ICICI BANK LTD                 ADR            45104G104  691     29375   SH       SOLE       N/A       29375
ILLINOIS TOOL WKS INC          COM            452308109  1845    41500   SH       SOLE       N/A       41500
INFOSYS STECHNOLOGIES INC      SPONSORED ADR  456788108  40      1200    SH       SOLE       N/A       1200
ING GROEP NV                   SPONSORED ADR  456837103  700     32725   SH       SOLE       N/A       32725
INTEL CORP                     COM            458140100  641     34203   SH       SOLE       N/A       34203
INTERNATIONAL BUSINESS MACHS   COM            459200101  1442    12331   SH       SOLE       N/A       12331
ITRON INC                      COM            465741106  1795    20270   SH       SOLE       N/A       20270
JAMBA INC                      COM            47023A101  0       500     SH       SOLE       N/A       500
JOHNSON CONTROLS INC           COM            478366107  989     32620   SH       SOLE       N/A       32620
JOHNSON & JOHNSON              COM            478160104  3432    49536   SH       SOLE       N/A       49536
KIMBERLY CLARK CORP            COM            494368103  13      200     SH       SOLE       N/A       200
KONINKLUKE PHILIPS ELE NV      ADR            500472303  516     18950   SH       SOLE       N/A       18950
LOGITECH INTL S A              ADR            H50430232  546     23400   SH       SOLE       N/A       23400
MEDTRONIC INC                  COM            585055106  306     6100    SH       SOLE       N/A       6100
MEMC ELECTRONICS               COM            552715104  568     20100   SH       SOLE       N/A       20100
MERCK & COMPANY, INC           COM            589331107  11      347     SH       SOLE       N/A       347
MICROSOFT CORP                 COM            594918104  496     18588   SH       SOLE       N/A       18588
NEWELL RUBBERMAID INC          COM            651229106  8       440     SH       SOLE       N/A       440
NOKIA CORP                     SPONSORED ADR  654902204  722     38700   SH       SOLE       N/A       38700
NORTHWEST NAT GAS              COM            667655104  2191    42125   SH       SOLE       N/A       42125
NUCOR CORP                     COM            670346105  1353    34250   SH       SOLE       N/A       34250
ORACLE CORP                    COM            68389X105  858     42250   SH       SOLE       N/A       42250
PEETS COFFEE & TEA INC         COM            705560100  10      350     SH       SOLE       N/A       350
PEPSICO INC                    COM            713448108  36      500     SH       SOLE       N/A       500
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR  71654V408  141     3200    SH       SOLE       N/A       3200
PITNEY BOWES INC               COM            724479100  8       253     SH       SOLE       N/A       253
PROCTER & GAMBLE CO            COM            742718109  4228    60673   SH       SOLE       N/A       60673
PROLOGIS REIT                  COM            743410102  254     6150    SH       SOLE       N/A       6150
SAFEWAY INC                    COM NEW        786514208  3       126     SH       SOLE       N/A       126
SANOFI AVENTIS                 SPONSORED ADR  80105N105  371     11280   SH       SOLE       N/A       11280
SASOL LTD                      SPONSORED ADR  803866300  2567    60410   SH       SOLE       N/A       60410
SCHERING PLOUGH CORP           COM            806605101  19      1050    SH       SOLE       N/A       1050
SCHWAB CHARLES CORP NEW        COM            808513105  1201    46200   SH       SOLE       N/A       46200
SONY CORP                      ADR NEW        835699307  760     24625   SH       SOLE       N/A       24625
SOURCEFORGE INC                COM            83616W101  0       39      SH       SOLE       N/A       39
ST JUDES MEDICAL               COM            790849103  2340    53800   SH       SOLE       N/A       53800
STARBUCKS CORP                 COM            855244109  89      6000    SH       SOLE       N/A       6000
STREETRACKS GOLD TR            GOLD SHS       863307104  2501    29405   SH       SOLE       N/A       29405
STRYKER CORP                   COM            863667101  1396    22400   SH       SOLE       N/A       22400
SUNOCO INC                     COM            86764P109  14      400     SH       SOLE       N/A       400
SUNPOWER INC CLASS B           COM            867652307  1373    19891   SH       SOLE       N/A       19891
SYSCO CORP                     COM            871829107  890     28875   SH       SOLE       N/A       28875
TARGET CORP                    COM            87612E106  346     7050    SH       SOLE       N/A       7050
TELECOM CORP NEW ZEALAND LTD   SPONSORED ADR  879278208  407     44240   SH       SOLE       N/A       44240
TELEFONICA SA                  SPONSORED ADR  879382208  1069    14950   SH       SOLE       N/A       14950
VERIZON COMMUNICATIONS         COM            92343V104  408     12714   SH       SOLE       N/A       12714
WALGREEN CO                    COM            931422109  724     23400   SH       SOLE       N/A       23400
WELLS FARGO & COMPANY          COM            949746101  328     8750    SH       SOLE       N/A       8750
WHOLE FOODS MKT INC            COM            966837106  82      4100    SH       SOLE       N/A       4100
W W GRAINGER INC               COM            384802104  296     3400    SH       SOLE       N/A       3400
                                                         71665


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